Annual Total Returns- Victory Integrity Mid-Cap Value Fund (Class A Shares Class C Shares Class R6 Shares Class Y Shares) [BarChart] - Class A Shares Class C Shares Class R6 Shares Class Y Shares - Victory Integrity Mid-Cap Value Fund - Class Y	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	16.78%	36.86%	10.96%	(6.03%)	20.35%	16.33%	(14.96%)	27.69%	5.23%